Stockholders’ Deficiency (Details) - Schedule of Derivative Liability - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Liability [Line Items]
Balance
Balance	4,455,747
Revaluation of derivative liability	3,939,304
Reclassification of derivative liability per change in exercise price	(4,025,102)
Reclassification of derivative liability per change in functional currency	4,541,545
Black-Scholes Option [Member]
Schedule of Derivative Liability [Line Items]
Balance	205,989	2,048,127
Balance		205,989
Revaluation of derivative liability	145,980	$ (1,842,138)
Reclassification of derivative liability per change in functional currency	$ (351,969)